COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) Aircraft	Jan. 31, 2020 Aircraft Engine	Feb. 28, 2020 Aircraft	Mar. 31, 2020 Aircraft	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($) Aircraft	Aug. 31, 2019 Aircraft	Feb. 28, 2018 Aircraft
Commitments and Contingencies [Abstract]
Purchase of equity certificates | $					$ 10,481	$ 5,747	$ 0
Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Number of aircraft sold		1	3
Number of engines sold | Engine		2
Horizon III [Member]
Commitments and Contingencies [Abstract]
Number of aircraft committed to be sold	6
Aggregate base purchase price | $	$ 150,500
Number of aircraft sold					1
Purchase of equity certificates | $	$ 3,100				$ 3,100
Percentage of equity certificates purchased	3.00%				3.10%
Term of lock-up period					7 years
Horizon III [Member] | Plan [Member]
Commitments and Contingencies [Abstract]
Number of aircraft sold				3
Horizon III [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Number of aircraft sold			2
Flight Equipment Held For Operating Lease [Member]
Commitments and Contingencies [Abstract]
Number of aircraft sold					10	3	0
Portfolio B [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired on operating leases									21
Portfolio C [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be delivered in 2020 and 2021 after exercise of options								8
Portfolio C [Member] | A320neo [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2019 and 2025									20
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2021 and 2025								9